Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average number of shares in issue
Basic	4,947	4,914	4,886
Dilution for share options and awards	69	57	55
Diluted	5,016	4,971	4,941